INCOME TAXES (Details Narrative) - USD ($)		3 Months Ended		12 Months Ended
	Mar. 27, 2020	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Income tax expense benefit					$ (129,132)
Unrecognized tax benefits				0
Changes in unrecognized tax benefits				0	0
UNITED STATES
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Income tax expense benefit
Operating loss carryforwards				87,182,865
AUSTRALIA
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Income tax expense benefit				0	$ 0
Operating loss carryforwards				$ 28,702,379
Cares Act [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Income tax examination, description	The CARES Act, among other things, permits NOL carryovers and carrybacks to offset 100% of taxable income for taxable years beginning before 2021.